Income Tax - Schedule of Major Components of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax:
Current income tax charge	$ 551,987	$ 156,991	$ 465,309
Withholding taxes:
Withholding taxes	1,220,098	498,000	427,628
Income tax expense reported in the consolidated statement of comprehensive income	$ 1,772,085	$ 654,991	$ 892,937